Income Tax Expense (Details) - Schedule of A Reconciliation Between Tax Expense and Product of Accounting Profits Multiplied	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Schedule of A Reconciliation Between Tax Expense and Product of Accounting Profits Multiplied [Abstract]
Profit/(Loss) before income tax	RM (1,832,106)	$ (388,512)	RM 197,435	RM 594,686
Tax calculated at tax rate of 24% (2023: 24%)	(439,705)	(93,243)	47,385	142,725
Expenses not deductible for tax purposes	559,498	118,646	624,957	461,481
Income not subject to tax			(312)	(27,143)
Tax concessions and deductions	(410,846)	(87,123)	(684,717)	(487,045)
Deferred tax assets not recognized	484,240	102,687	58,320	83,040
Utilization of deferred tax assets previously not recognized			(17,040)	(91,000)
Over provision in prior financial year			(6,720)	(59,174)
Others	(25,831)	(5,478)	(8,957)	8,742
Total income tax expense	RM 167,356	$ 35,489	RM 12,916	RM 31,626